Income tax (Details 6) $ in Thousands	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Historical losses	$ 118,237
Adjusted losses	125,382
Amortized losses	107,885
Amount outstanding to amortize	17,497
Tax Year 2020 Expiration 2030 [Member]
IfrsStatementLineItems [Line Items]
Historical losses	3,345
Adjusted losses	1,698
Amortized losses
Amount outstanding to amortize	1,698
Tax Year 2021 Expiration 2031 [Member]
IfrsStatementLineItems [Line Items]
Historical losses	670
Adjusted losses	780
Amortized losses
Amount outstanding to amortize	780
Tax Year 2022 Expiration 2032 [Member]
IfrsStatementLineItems [Line Items]
Historical losses	99,203
Adjusted losses	107,885
Amortized losses	107,885
Amount outstanding to amortize
Tax Year 2022 Expiration 2025 [Member]
IfrsStatementLineItems [Line Items]
Historical losses	5,515
Adjusted losses	5,515
Amortized losses
Amount outstanding to amortize	5,515
Tax Year 2023 Expiration 2026 [Member]
IfrsStatementLineItems [Line Items]
Historical losses	9,504
Adjusted losses	9,504
Amortized losses
Amount outstanding to amortize	$ 9,504